SCHEDULE OF COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock subject to possible redemption, value	$ 1,917,309	$ 1,917,309
Common stock subject to possible redemption, value			$ 1,917,309
Revision of Prior Period, Reclassification, Adjustment [Member]
Common stock subject to possible redemption, value	1,917,309	1,917,309
Common stock subject to possible redemption, value			1,917,309
Common Class Subject to Redemption [Member]
Common stock subject to possible redemption, value	1,917,309	1,917,309	3,308,364	117,299,975
Redemption			(1,403,558)	(114,329,594)
Accretion of carrying value to redemption value			12,503	337,983
Common stock subject to possible redemption, value			$ 1,917,309	$ 3,308,364
Common stock subject to possible redemption, beginning balance , shares	173,879	173,879	173,879
Redemption, shares		(3,163)
Redemption		$ (1,001,216)
Release of common stock subject to redemption, shares		(2,633)
Release of common stock subject to redemption	$ (916,093)	$ (916,093)
Common stock subject to possible redemption, ending balance, shares			173,879	173,879
Common Class Subject to Redemption [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Common stock subject to possible redemption, beginning balance , shares	5,796	5,796
Common stock subject to possible redemption, ending balance, shares			5,796